UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2012

Item 1. Schedules of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS - 80.6%(a)
COMMERCIAL SERVICES SECTOR - 7.8%
	Advertising/Marketing Services - 3.8%
1,129,100	Interpublic Group of Companies, Inc.	$12,250,735
833,075	MDC Partners Inc.	9,447,070
		21,697,805
	Miscellaneous Commercial Services - 2.6%
254,730	Cardtronics, Inc. *	7,695,393
36,600	Cintas Corp.	1,413,126
177,641	G & K Services, Inc.	5,540,623
		14,649,142
	Personnel Services - 1.4%
210,500	Manpower, Inc.	7,714,825
CONSUMER DURABLES SECTOR - 3.5%
	Home Furnishings - 0.6%
165,500	Leggett & Platt, Incorporated	3,497,015
	Recreational Products - 2.9%
268,400	Brunswick Corporation	5,963,848
1,034,000	Winnebago Industries, Inc. *	10,536,460
		16,500,308
CONSUMER NON-DURABLES SECTOR - 3.1%
	Apparel/Footwear - 3.1%
372,950	Crocs, Inc. *	6,023,143
1,095,328	Fifth & Pacific Companies, Inc. *	11,752,869
		17,776,012
CONSUMER SERVICES SECTOR - 3.4%
	Hotels/Resorts/Cruiselines - 1.8%
393,100	Royal Caribbean Cruises Ltd.	10,232,393
	Other Consumer Services - 0.5%
89,100	Sotheby's	2,972,376
	Restaurants - 1.1%
351,266	Texas Roadhouse, Inc.	6,473,832
DISTRIBUTION SERVICES SECTOR - 3.8%
	Electronics Distributors - 1.9%
206,792	Arrow Electronics, Inc. *	6,784,846
123,100	ScanSource, Inc. *	3,771,784
		10,556,630
	Medical Distributors - 1.0%
171,148	Patterson Companies Inc.	5,899,472
	Wholesale Distributors - 0.9%
203,737	Beacon Roofing Supply, Inc. *	5,138,247
ELECTRONIC TECHNOLOGY SECTOR - 9.4%
	Aerospace & Defense - 3.4%
184,600	BE Aerospace, Inc. *	8,059,636
424,829	Hexcel Corp. *	10,956,340
		19,015,976
	Computer Communications - 0.8%
276,461	Riverbed Technology, Inc. *	4,464,845
	Computer Peripherals - 0.3%
242,908	Avid Technology, Inc. *	1,804,806
	Electronic Components - 1.1%
234,700	Cree, Inc. *	6,024,749
	Electronic Equipment/Instruments - 0.6%
133,074	National Instruments Corporation	3,574,368
	Electronic Production Equipment - 1.4%
207,850	Lam Research Corporation *	7,844,259
	Semiconductors - 0.7%
112,212	Power Integrations, Inc.	4,185,508
	Telecommunications Equipment - 1.1%
392,400	Ciena Corporation *	6,423,588
ENERGY MINERALS SECTOR - 2.4%
	Oil & Gas Production - 2.4%
574,200	Forest Oil Corporation *	4,208,886
69,300	Unit Corporation *	2,556,477
163,365	Whiting Petroleum Corporation *	6,717,569
		13,482,932
FINANCE SECTOR - 8.2%
	Finance/Rental/Leasing - 1.3%
516,237	Mobile Mini, Inc. *	7,433,813
	Insurance Brokers/Services - 0.9%
139,300	Arthur J. Gallagher & Co.	4,885,251
	Life/Health Insurance - 0.6%
64,600	Reinsurance Group of America, Inc.	3,437,366
	Major Banks - 1.1%
195,200	Comerica, Incorporated	5,994,592
	Regional Banks - 4.1%
544,986	Associated Banc-Corp.	7,188,365
192,903	CoBiz Financial, Inc.	1,207,573
121,438	Columbia Banking System, Inc.	2,285,463
63,500	First Midwest Bancorp, Inc.	697,230
168,455	Sandy Spring Bancorp, Inc.	3,032,190
444,500	Zions Bancorporation	8,632,190
		23,043,011
	Specialty Insurance - 0.2%
345,450	MGIC Investment Corporation *	994,896
HEALTH SERVICES SECTOR - 7.1%
	Health Industry Services - 5.2%
505,119	HealthSouth Corp. *	11,749,068
732,300	MedAssets Inc. *	9,849,435
286,684	PAREXEL International Corporation *	8,093,089
		29,691,592
	Hospital/Nursing Management - 1.1%
140,100	Universal Health Services, Inc.	6,046,716
	Medical/Nursing Services - 0.8%
193,333	VCA Antech, Inc. *	4,249,459
HEALTH TECHNOLOGY SECTOR - 2.9%
	Biotechnology - 1.1%
318,054	Meridian Bioscience, Inc.	6,507,385
	Medical Specialties - 1.8%
553,700	Hologic, Inc. *	9,988,748
INDUSTRIAL SERVICES SECTOR - 3.8%
	Contract Drilling - 1.2%
208,500	Rowan Companies PLC *	6,740,805
	Engineering & Construction - 2.3%
261,700	Chicago Bridge & Iron Co. N.V. NYS	9,934,132
167,157	Foster Wheeler AG *	2,896,831
		12,830,963
	Environmental Services - 0.3%
103,393	Heritage-Crystal Clean, Inc. *	1,690,476
NON-ENERGY MINERALS SECTOR - 0.1%
	Construction Materials - 0.1%
16,450	Trex Company, Inc. *	494,980
PROCESS INDUSTRIES SECTOR - 1.5%
	Chemicals: Major Diversified - 1.0%
171,150	Celanese Corp.	5,925,213
	Industrial Specialties - 0.5%
595,800	Ferro Corporation *	2,859,840
PRODUCER MANUFACTURING SECTOR - 10.2%
	Auto Parts: OEM - 0.6%
509,005	Modine Manufacturing Company *	3,527,405
	Electrical Products - 3.2%
386,701	Greatbatch, Inc. *	8,781,980
453,344	Molex Inc. - Cl A	9,171,149
		17,953,129
	Industrial Conglomerates - 1.9%
169,077	SPX Corporation	11,044,110
	Industrial Machinery - 0.6%
95,253	Kennametal Inc.	3,157,637
	Metal Fabrication - 0.5%
153,124	Dynamic Materials Corporation	2,653,639
	Miscellaneous Manufacturing - 1.2%
179,100	Crane Co.	6,515,658
	Trucks/Construction/Farm Machinery - 2.2%
133,324	Astec Industries, Inc. *	4,090,380
233,728	Columbus McKinnon Corp. *	3,526,956
214,118	Douglas Dynamics, Inc.	3,051,181
100,200	Twin Disc, Incorporated	1,852,698
		12,521,215
RETAIL TRADE SECTOR - 1.2%
	Apparel/Footwear Retail - 1.2%
252,300	Urban Outfitters, Inc. *	6,960,957
TECHNOLOGY SERVICES SECTOR - 9.1%
	Data Processing Services - 0.7%
55,500	Fiserv, Inc. *	4,008,210
	Information Technology Services - 1.3%
452,057	Sapient Corp.	4,552,214
86,600	VeriFone Systems, Inc. *	2,865,594
		7,417,808
	Internet Software/Services - 4.7%
356,000	Ancestry.com, Inc. *	9,800,680
238,064	LogMeIn, Inc. *	7,265,713
216,600	OpenTable, Inc. *	9,749,166
		26,815,559
	Packaged Software - 2.4%
272,502	Aspen Technology, Inc. *	6,308,421
360,919	Parametric Technology Corp. *	7,564,862
		13,873,283
TRANSPORTATION SECTOR - 3.1%
	Air Freight/Couriers - 2.6%
242,200	Con-way Inc.	8,745,842
400,100	UTI Worldwide, Inc.	5,845,461
		14,591,303
	Trucking - 0.5%
130,300	Werner Enterprises, Inc.	3,112,867
	Total common stocks (cost $414,899,903)	456,896,974

SHORT-TERM INVESTMENTS - 19.0%(a)
	Variable Rate Demand Note - 19.0%
$107,371,934	U.S. Bank, N.A., 0.00%	107,371,934
	Total short-term investments (cost $107,371,934)	107,371,934
	Total investments - 99.6% (cost $522,271,837)	564,268,908
	Cash and receivables, less liabilities - 0.4% (a)	2,382,165
	TOTAL NET ASSETS - 100.0%	$566,651,073

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company
NYS.-	New York Registered Shares

The cost basis of investments for federal income tax purposes at June 30, 2012, was as follows+:

Cost of investments	$522,271,837

Gross unrealized appreciation	77,176,057
Gross unrealized depreciation	(35,178,986)
Net unrealized appreciation	$41,997,071

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$456,896,974
Level 2 – Short-Term Variable Rate Demand Note	107,371,934
Level 3 –	--
Total	$564,268,908

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

See the Schedule of Investments for investments detailed by industry classifications.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS - 93.3%(a)
COMMERCIAL SERVICES SECTOR - 6.1%
	Advertising/Marketing Services - 3.4%
4,054,000	Omnicom Group Inc.	$197,024,400
	Miscellaneous Commercial Services - 2.7%
3,993,000	Cintas Corp.	154,169,730
CONSUMER NON-DURABLES SECTOR - 8.9%
	Beverages: Alcoholic - 2.2%
1,227,000	Diageo PLC - SP-ADR	126,466,890
	Food: Major Diversified - 2.8%
2,681,000	Nestlé S.A. - SP-ADR	160,162,940
	Household/Personal Care - 3.9%
2,703,000	Kimberly-Clark Corp.	226,430,310
CONSUMER SERVICES SECTOR - 2.6%
	Media Conglomerates - 2.6%
3,910,700	Time Warner Inc.	150,561,950
DISTRIBUTION SERVICES SECTOR - 7.7%
	Food Distributors - 4.4%
8,595,000	Sysco Corp.	256,216,950
	Medical Distributors - 3.3%
4,848,000	AmerisourceBergen Corp.	190,768,800
ELECTRONIC TECHNOLOGY SECTOR - 3.2%
	Electronic Components - 3.2%
5,760,950	TE Connectivity Limited	183,831,914
ENERGY MINERALS SECTOR - 3.8%
	Oil & Gas Production - 3.8%
3,800,000	Devon Energy Corporation	220,362,000
FINANCE SECTOR - 17.2%
	Financial Conglomerates - 3.2%
3,173,000	American Express Co.	184,700,330
	Insurance Brokers/Services - 2.1%
3,379,400	Willis Group Holdings PLC	123,314,306
	Major Banks - 7.1%
9,786,000	Bank of New York Mellon Corp.	214,802,700
6,375,000	Comerica, Incorporated	195,776,250
		410,578,950
	Property/Casualty Insurance - 4.8%
3,320,000	Berkshire Hathaway Inc. - Cl B *	276,655,600
HEALTH TECHNOLOGY SECTOR - 6.6%
	Medical Specialties - 3.2%
3,463,000	Covidien PLC	185,270,500
	Pharmaceuticals: Major - 3.4%
4,268,000	GlaxoSmithKline PLC - SP-ADR	194,492,760
INDUSTRIAL SERVICES SECTOR - 2.5%
	Oilfield Services/Equipment - 2.5%
2,215,000	Schlumberger Limited	143,775,650
PROCESS INDUSTRIES SECTOR - 2.0%
	Chemicals: Agricultural - 2.0%
1,407,550	Monsanto Co.	116,516,989
PRODUCER MANUFACTURING SECTOR - 10.7%
	Industrial Conglomerates - 7.6%
3,309,000	3M Co.	296,486,400
3,455,000	Ingersoll-Rand PLC	145,731,900
		442,218,300
	Industrial Machinery - 3.1%
3,355,000	Illinois Tool Works Inc.	177,445,950
RETAIL TRADE SECTOR - 9.4%
	Department Stores - 2.2%
2,815,000	Kohl's Corporation	128,054,350
	Discount Stores - 5.0%
4,189,000	Wal-Mart Stores, Inc.	292,057,080
	Specialty Stores - 2.2%
9,832,050	Staples, Inc.	128,308,253
TECHNOLOGY SERVICES SECTOR - 9.6%
	Data Processing Services - 2.8%
2,961,000	Automatic Data Processing, Inc.	164,809,260
	Information Technology Services - 3.8%
3,618,000	Accenture PLC	217,405,620
	Packaged Software - 3.0%
5,598,000	Microsoft Corporation	171,242,820
TRANSPORTATION SECTOR - 3.0%
	Air Freight/Couriers - 3.0%
4,425,000	Expeditors International of Washington, Inc.	171,468,750
	Total common stocks (cost $4,718,148,461)	5,394,311,352

SHORT-TERM INVESTMENTS - 11.3%(a)
	Commercial Paper - 11.3%
$652,200,000	U.S Bank, N.A., 0.05%, due 07/02/12	652,199,094
	Total short-term investments (cost $652,199,094)	652,199,094
	Total investments - 104.6% (cost $5,370,347,555)	6,046,510,446
	Cash and receivables, less liabilities - (4.6%) (a)	(266,399,615)
	TOTAL NET ASSETS - 100.0%	$5,780,110,831

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2012, was as follows+:

Cost of investments	$5,370,347,555

Gross unrealized appreciation	860,424,964
Gross unrealized depreciation	(184,262,073)
Net unrealized appreciation	$676,162,891

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$5,394,311,352
Level 2 – Short-Term Investments	652,199,094
Level 3 –	--
Total	$6,046,510,446

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS - 92.1%(a)
COMMERCIAL SERVICES SECTOR - 12.3%
	Advertising/Marketing Services - 2.5%
100,000	WPP PLC (United Kingdom)	$1,213,972
	Miscellaneous Commercial Services - 5.9%
34,300	SECOM Co., Ltd. (Japan)	1,572,970
700	SGS S.A. (Switzerland)	1,312,479
		2,885,449
	Personnel Services - 3.9%
42,750	Adecco S.A. (Switzerland)	1,901,084
CONSUMER DURABLES SECTOR - 2.5%
	Recreational Products - 2.5%
19,000	SHIMANO Inc. (Japan)	1,245,694
CONSUMER NON-DURABLES SECTOR - 9.7%
	Beverages: Alcoholic - 2.1%
40,575	Diageo PLC (United Kingdom)	1,045,818
	Food: Major Diversified - 3.3%
27,200	Nestlé S.A. (Switzerland)	1,623,238
	Household/Personal Care - 4.3%
38,025	Henkel AG & Co. KGaA (Germany)	2,110,083
CONSUMER SERVICES SECTOR - 5.0%
	Restaurants - 5.0%
231,550	Compass Group PLC (United Kingdom)	2,430,581
ELECTRONIC TECHNOLOGY SECTOR - 7.5%
	Aerospace & Defense - 4.0%
144,250	Rolls-Royce Holdings PLC (United Kingdom) *	1,944,160
	Electronic Components - 3.5%
53,175	TE Connectivity Limited (Switzerland)	1,696,814
ENERGY MINERALS SECTOR - 3.1%
	Integrated Oil - 3.1%
44,400	Royal Dutch Shell PLC (United Kingdom)	1,495,964
FINANCE SECTOR - 11.6%
	Financial Conglomerates - 4.6%
68,650	Brookfield Asset Management Inc. (Canada)	2,273,049
	Insurance Brokers/Services - 3.0%
40,200	Willis Group Holdings PLC (Ireland)	1,466,898
	Property/Casualty Insurance - 4.0%
4,925	Fairfax Financial Holdings Limited (Canada)	1,950,166
HEALTH TECHNOLOGY SECTOR - 7.8%
	Medical Specialties - 3.8%
34,675	Covidien PLC (Ireland)	1,855,113
	Pharmaceuticals: Major - 4.0%
87,150	GlaxoSmithKline PLC (United Kingdom)	1,979,523
INDUSTRIAL SERVICES SECTOR - 3.0%
	Oilfield Services/Equipment - 3.0%
22,500	Schlumberger Limited (Curacao)	1,460,475
NON-ENERGY MINERALS SECTOR - 4.2%
	Construction Materials - 4.2%
105,925	CRH PLC (Ireland)	2,043,614
PROCESS INDUSTRIES SECTOR - 8.2%
	Chemicals: Agricultural - 2.8%
4,000	Syngenta AG (Switzerland)	1,369,301
	Chemicals: Specialty - 1.9%
17,100	Shin-Etsu Chemical Co., Ltd. (Japan)	941,663
	Industrial Specialties - 3.5%
36,150	Akzo Nobel N.V. (Netherlands)	1,701,389
PRODUCER MANUFACTURING SECTOR - 9.7%
	Industrial Conglomerates - 2.9%
33,875	Ingersoll-Rand PLC (Ireland)	1,428,847
	Industrial Machinery - 6.8%
11,550	Schindler Holding AG (Switzerland)	1,291,367
11,600	SMC Corporation (Japan)	2,011,182
		3,302,549
RETAIL TRADE SECTOR - 3.3%
	Food Retail - 3.3%
334,275	Tesco PLC (United Kingdom)	1,624,513
TECHNOLOGY SERVICES SECTOR - 4.2%
	Information Technology Services - 4.2%
34,225	Accenture PLC (Ireland)	2,056,580
	Total common stocks (cost $43,580,123)	45,046,537

SHORT-TERM INVESTMENTS - 4.9%(a)
	Commercial Paper - 4.9%
$2,400,000	U.S Bank, N.A., 0.05%, due 07/02/12	2,399,997
	Total short-term investments (cost $2,399,997)	2,399,997
	Total investments - 97.0% (cost $45,980,120)	47,446,534
	Cash and receivables, less liabilities - 3.0% (a)	1,461,425
	TOTAL NET ASSETS - 100.0%	$48,907,959

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company

FMI International Fund
Schedule of Forward Currency Contracts
June 30, 2012

								Unrealized
Settlement		Currency to		U.S. $ Value at	Currency to		U.S. $ Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2012	be Received		June 30, 2012	(Depreciation)
7/27/2012	Bank of New York	6,000,000	British Pound	$9,396,260	9,684,000	U.S. Dollar	$9,684,000	$287,740
7/27/2012	U.S. Bank, N.A.	1,600,000	British Pound	2,505,669	2,502,720	U.S. Dollar	2,502,720	(2,949)
7/27/2012	Bank of New York	3,400,000	Canadian Dollar	3,337,446	3,445,480	U.S. Dollar	3,445,480	108,034
7/27/2012	Bank of New York	2,800,000	Euro	3,544,217	3,698,520	U.S. Dollar	3,698,520	154,303
7/27/2012	BMO/M&I	390,000,000	Japanese Yen	4,880,978	4,802,956	U.S. Dollar	4,802,956	(78,022)
7/27/2012	Bank of New York	5,900,000	Swiss Franc	6,220,144	6,491,363	U.S. Dollar	6,491,363	271,219
				$29,884,714			$30,625,039	$740,325

The cost basis of investments for federal income tax purposes at June 30, 2012, was as follows+:

Cost of investments	$45,980,120

Gross unrealized appreciation (excluding forward currency contracts)	2,803,362
Gross unrealized depreciation (excluding forward currency contracts)	(1,336,948)
Net unrealized appreciation (excluding forward currency contracts)	$1,466,414

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

		Other
Valuation Inputs	Investments in Securities	Financial Instruments^
Level 1 – Common Stocks	$14,187,943	--

Level 2 – Common Stocks	30,858,594	--
Level 2 – Short-Term Investments	2,399,997	--
Level 2 – Forward Currency Contracts	--	740,325
Total Level 2	33,258,591	740,325

Level 3 –	--	--
Total	$47,446,534	740,325

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))(17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act(17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date    August 7, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date    August 7, 2012

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date    August 7, 2012